RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions

1. Balances with related parties:

	December 31,
	2016	2015

Other accounts receivable and prepaid expenses (Note 5)	$10	$10

Other accounts payable and accrued expenses (Note 9)	$1,220	$1,291

2. Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Revenues derived from a related party	$14	$33	$37

Amounts charged by related parties:

Cost of revenues	$36	$37	$83
Operating expenses	142	139	180

	$178	$176	$263